UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-568

Value Line Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
--------------------------------------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: Decembert 31, 2004

Date of reporting period: June 30, 2005

Item I.  Reports to Stockholders.

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 June 30, 2005
--------------------------------------------------------------------------------
                                 The Value Line

                                   Fund, Inc.

                               [Value Line LOGO]

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110

SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729

INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017

LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830

DIRECTORS           Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Marion N. Ruth
                    Nancy-Beth Sheerr

OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    Bardley Brooks
                    Vice President
                    Stephen E. Grant
                    Vice President
                    David T. Henigson
                    Vice President
                    Secretary/Treasurer
                    Howard A. Brecher
                    Assistant Secretary/
                    Assistant Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

#533547

The Value Line Fund, Inc.
                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

In the first six months of 2005, The Value Line Fund returned 2.59%, compared to the -0.81% return of the S&P 500 Index(1).

During the first six months of the year, the equity market had a mixed start, as solid corporate earnings growth and economic data proved insufficient to move the major market averages higher. Several factors have contributed to this lackluster environment. First, higher oil prices have concerned consumers and investors alike as they have recently tested their highs again. Higher energy prices can have a two-fold effect as they weaken consumer's purchasing power as well as reducing the profit margins of certain industries. Second, the Federal Reserve continues along its measured path of interest rate hikes, which probably won't be completed till sometime this fall. These higher short-term rates have not yet had a meaningful impact on longer-term rates, but the significant flattening of the yield curve over the past year will likely lower profit margins at financial corporations, which currently account for the largest weighting of the S& P 500, at over 20%. Lastly, given the strong operating margin improvement and the resulting strong earnings growth that U.S. corporations have delivered over the past two years, it would appear that going forward these gains will likely be more moderate.

The Value Line Fund generally invests in multi-cap stocks that are ranked in the highest category for price performance over the next six to twelve months by the Value Line Timeliness Ranking System. The System favors stocks with strong price and earnings momentum relative to those of all other companies in the Value Line Investment Survey of approximately 1,700 stocks. Currently, the Fund has significant weightings in the Consumer Discretionary and Information Technology sectors and is especially optimistic about the Home Building corporations, which can be volatile. The Fund is significantly underweighted in the Financial sector due to the slowing growth of earnings that we expect from this sector.

Looking forward, we expect the second half of the year to be better for equities. Despite the rising interest environment, economic growth is solid (see our Economic Observations for details on our outlook); U.S. corporations currently have high levels of cash holdings; and merger and acquisition activity looks like it will continue to increase. In addition, some of this cash will be used for equity buybacks as more companies continue to announce increases in their stock repurchasing programs.

As always, we appreciate your continued investment.

                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                Chairman and President

August 8, 2005

--------------------------------------------------------------------------------
(1) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ
    National Market System and is representative of the broad stock market.
    This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

--------------------------------------------------------------------------------
2

                                                       The Value Line Fund, Inc.
Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The mature business expansion is now moving along at a modestly more deliberate 3.0%-3.5% pace, a level of activity that is being sustained by a resilient housing market, healthy levels of retail spending, and a solid rate of growth in industrial production. Recent trends, moreover, suggest that this mature business up cycle will continue pressing forward at a similarly moderate rate into 2006.

Helping to sustain this upturn are likely to be solid levels of activity in the housing, retail, industrial, and service sectors. Such growth will probably be accompanied by just modest rates of inflation. The wild card in this equation, meanwhile, and the reason that we are not likely to see a materially higher level of business growth, is the record high price for oil. Should that key commodity not stabilize in price, as we expect it will, the sustainability of the economic expansion, as well as the prolonged period of comparative of price stability, would be threatened.

This steady, but moderate, pace of U.S. economic improvement and the accompanying stable rates of inflation will have positive ramifications. That's because this combination should allow the Federal Reserve Board to bring its cycle of monetary tightening to a close over the next several months, without undue harm to the durability of the lengthy economic expansion.

--------------------------------------------------------------------------------

The Value Line Fund, Inc.
Fund Shareholders
--------------------------------------------------------------------------------

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs and will not help you determine the relative cost of owning different funds.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         1/1/05
                                                          value            value           thru
                                                         1/1/05           6/30/05         6/30/05
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,025.90        $ 5.73
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,019.14        $ 5.71

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.14% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.

--------------------------------------------------------------------------------
4

                                                       The Value Line Fund, Inc.
Portfolio Highlights at June 30, 2005
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                            Value         Percentage of
Issue                                       Shares     (in thousands)      Net Assets
---------------------------------------------------------------------------------------
Itron, Inc. ............................   97,200          4,343              2.08%
Anteon International Corp. .............   93,200          4,252              2.04
KB Home ................................   54,800          4,177              2.00
Toll Brothers, Inc. ....................   40,000          4,062              1.95
Urban Outfitters, Inc. .................   67,500          3,827              1.83
Affymetrix, Inc. .......................   70,000          3,775              1.81
Community Health Systems, Inc. .........   92,300          3,488              1.67
Triad Hospitals, Inc. ..................   63,200          3,453              1.65
Panera Bread Co. .......................   53,000          3,291              1.58
Walgreen Co. ...........................   71,200          3,274              1.57

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

[The following data represents the pie chart depicted in the printed material.]

Cash & Other   3.5%
Common Stocks 96.5%

--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Investment Securities

[The following data represents the bar chart depicted in the printed material.]

Consumer, Cyclical              28.4%
Consumer, Non-cyclical          24.7%
Technology                      17.3%
Energy                          9.9%
Communications                  9.0%
Industrial                      7.6%
Basic Materials                 1.4%
Financial                       1.7%

--------------------------------------------------------------------------------

The Value Line Fund, Inc.
Schedule of Investments (unaudited)                     June 30, 2005
--------------------------------------------------------------------------------

                                                                       Value
     Shares                                                       (in thousands)
--------------------------------------------------------------------------------
COMMON STOCKS (96.5%)
                AUTO & TRUCK (0.5%)
    13,000      Oshkosh Truck Corp. ........................       $      1,018
                BIOTECHNOLOGY (5.5%)
    52,500      Amgen, Inc.* ...............................              3,174
    38,000      Genentech, Inc.* ...........................              3,051
    39,150      Invitrogen Corp.* ..........................              3,261
    42,000      Techne Corp.* ..............................              1,928
                                                                   ------------
                                                                         11,414
                CANADIAN ENERGY (1.2%)
    62,400      EnCana Corp. ...............................              2,470
                CHEMICAL -- DIVERSIFIED (0.2%)
     8,100      Eastman Chemical Co. .......................                447
                COAL (3.6%)
    27,500      Arch Coal, Inc. ............................              1,498
    18,000      CONSOL Energy, Inc. ........................                964
    68,100      Joy Global, Inc. ...........................              2,287
    52,000      Peabody Energy Corp. .......................              2,706
                                                                   ------------
                                                                          7,455
                COMPUTER & PERIPHERALS (2.7%)
    53,400      Dell, Inc.* ................................              2,110
    30,000      MICROS Systems, Inc.* ......................              1,343
   122,000      Seagate Technology .........................              2,141
                                                                   ------------
                                                                          5,594
                COMPUTER SOFTWARE
                SERVICES (9.3%)
    93,200      Anteon International Corp.* ................              4,252
    36,000      Autodesk, Inc. .............................              1,237
    66,200      Cognizant Technology Solutions
                Corp. Class "A"* ...........................              3,120
    69,800      Fiserv, Inc.* ..............................              2,998
    57,000      Mercury Interactive Corp.* .................              2,187
   200,000      Oracle Corp.* ..............................              2,640
   219,000      Western Digital Corp.* .....................              2,939
                                                                   ------------
                                                                         19,373
                DRUG (2.0%)
    38,000      Celgene Corp.* .............................              1,549
    43,900      Cephalon, Inc.* ............................              1,748
    30,000      Teva Pharmaceutical Industries Ltd. ........                934
                                                                   ------------
                                                                          4,231

                                                                       Value
     Shares                                                       (in thousands)
--------------------------------------------------------------------------------
                E-COMMERCE (1.4%)
    90,000      Internet Security Systems, Inc.* ...........       $      1,826
    39,000      WebEx Communications, Inc.* ................              1,030
                                                                   ------------
                                                                          2,856
                EDUCATIONAL SERVICES (0.7%)
    37,500      Bright Horizons Family Solutions, Inc.* ....              1,527
                ELECTRICAL EQUIPMENT (1.7%)
   177,700      Corning, Inc.* .............................              2,953
    19,300      Thomas & Betts Corp.* ......................                545
                                                                   ------------
                                                                          3,498
                ELECTRICAL UTILITY --
                 EAST (1.6%)
   105,700      Jabil Circuit, Inc.* .......................              3,248
                GROCERY (0.7%)
    13,000      Whole Foods Market, Inc. ...................              1,538
                HEALTH CARE INFORMATION
                SYSTEMS (1.4%)
    23,800      Cerner Corp.* ..............................              1,618
   118,000      WebMD Corp.* ...............................              1,212
                                                                   ------------
                                                                          2,830
                HOMEBUILDING (8.1%)
    45,800      Beazer Homes USA, Inc. .....................              2,617
    31,066      D.R. Horton, Inc. ..........................              1,168
    18,900      Hovnanian Enterprises, Inc. ................
                Class "A"* .................................              1,232
    54,800      KB Home ....................................              4,177
    13,700      Pulte Homes, Inc. ..........................              1,154
    17,400      Ryland Group, Inc. (The) ...................              1,320
    14,100      Standard Pacific Corp. .....................              1,240
    40,000      Toll Brothers, Inc.* .......................              4,062
                                                                   ------------
                                                                         16,970
                HOTEL/GAMING (1.5%)
    56,000      MGM MIRAGE* ................................              2,216
    14,300      Station Casinos, Inc. ......................                950
                                                                   ------------
                                                                          3,166
                INFORMATION SERVICES (2.3%)
    51,500      Advisory Board Co. (The)* ..................              2,510
    28,500      Equifax, Inc. ..............................              1,018
    18,000      Getty Images, Inc.* ........................              1,337
                                                                   ------------
                                                                          4,865
See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                                       The Value Line Fund, Inc.
                                                                   June 30, 2005
--------------------------------------------------------------------------------

                                                                       Value
     Shares                                                       (in thousands)
--------------------------------------------------------------------------------
                INTERNET (1.3%)
    50,600      CheckFree Corp.* ...........................       $      1,723
    29,000      Yahoo!, Inc.* ..............................              1,005
                                                                   ------------
                                                                          2,728
                MACHINERY (0.5%)
    93,300      Columbus McKinnon Corp.* ...................              1,022
                MEDICAL SERVICES (7.5%)
    25,000      Aetna, Inc. ................................              2,071
    89,000      Allscripts Healthcare
                Solutions, Inc.* ...........................              1,478
    92,300      Community Health Systems, Inc.* ............              3,488
    24,200      HCA, Inc. ..................................              1,371
    50,500      LCA-Vision, Inc. ...........................              2,447
    63,200      Triad Hospitals, Inc.* .....................              3,453
    24,400      UnitedHealth Group, Inc. ...................              1,272
                                                                   ------------
                                                                         15,580
                MEDICAL SUPPLIES (5.4%)
    70,000      Affymetrix, Inc.* ..........................              3,775
    13,500      Alcon, Inc. ................................              1,476
    23,400      ResMed, Inc.* ..............................              1,544
    40,000      Respironics, Inc.* .........................              1,444
    71,500      SurModics, Inc.* ...........................              3,101
                                                                   ------------
                                                                         11,340
                METAL FABRICATING (0.5%)
    23,200      Lone Star Technologies, Inc.* ..............              1,056
                METALS & MINING --
                DIVERSIFIED (1.4%)
    89,400      Teck Cominco Ltd. Class "B" ................              3,011
                NATURAL GAS --
                DIVERSIFIED (3.0%)
    35,000      EOG Resources, Inc. ........................              1,988
    67,000      Southwestern Energy Co.* ...................              3,148
    34,000      XTO Energy, Inc. ...........................              1,156
                                                                   ------------
                                                                          6,292
                OILFIELD SERVICES/
                EQUIPMENT (1.5%)
    60,000      Cal Dive International, Inc.* ..............              3,142

                                                                       Value
     Shares                                                       (in thousands)
--------------------------------------------------------------------------------
                PETROLEUM -- INTEGRATED (0.3%)
     7,897      Kerr-McGee Corp. ...........................       $        603
                PETROLEUM -- PRODUCING (0.5%)
    15,200      Noble Energy, Inc. .........................              1,150
                PHARMACY SERVICES (3.5%)
    20,600      Express Scripts, Inc.* .....................              1,030
    67,800      Longs Drug Stores Corp. ....................              2,919
    71,200      Walgreen Co. ...............................              3,274
                                                                   ------------
                                                                          7,223
                RAILROAD (0.5%)
    25,000      CSX Corp. ..................................              1,067
                RESTAURANT (2.1%)
    33,300      Darden Restaurants, Inc. ...................              1,098
    53,000      Panera Bread Co. Class "A"* ................              3,291
                                                                   ------------
                                                                          4,389
                RETAIL AUTOMOTIVE (1.1%)
    20,000      Advance Auto Parts, Inc.* ..................              1,291
    34,800      O'Reilly Automotive, Inc.* .................              1,037
                                                                   ------------
                                                                          2,328
                RETAIL BUILDING SUPPLY (1.6%)
    46,900      Building Materials Holding Corp. ...........              3,250
                RETAIL -- SPECIAL LINES (7.4%)
    17,500      Abercrombie & Fitch Co. ....................
                Class "A" ..................................              1,202
    89,000      American Eagle Outfitters, Inc. ............              2,728
    37,000      Chico's FAS, Inc.* .........................              1,268
    44,000      Coach, Inc.* ...............................              1,477
    57,000      Men's Wearhouse, Inc. (The)* ...............              1,963
    73,000      Michaels Stores, Inc. ......................              3,020
    67,500      Urban Outfitters, Inc.* ....................              3,827
                                                                   ------------
                                                                         15,485
                RETAIL STORE (1.6%)
    21,700      J.C. Penney Company, Inc. ..................              1,141
    32,000      Nordstrom, Inc. ............................              2,175
                                                                   ------------
                                                                          3,316

See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Fund, Inc.
Schedule of Investments (unaudited)                     June 30, 2005
--------------------------------------------------------------------------------

                                                                       Value
     Shares                                                       (in thousands)
--------------------------------------------------------------------------------
                SECURITIES BROKERAGE (1.3%)
     5,000      Chicago Mercantile Exchange
                Holdings, Inc. .............................       $      1,478
    12,600      Legg Mason, Inc. ...........................              1,312
                                                                   ------------
                                                                          2,790
                SEMICONDUCTOR (1.9%)
   111,000      NVIDIA Corp.* ..............................              2,966
    39,000      Photronics, Inc.* ..........................                910
                                                                   ------------
                                                                          3,876
                TELECOMMUNICATIONS
                EQUIPMENT (4.2%)
   139,500      ADC Telecommunications, Inc.* ..............              3,037
    51,500      Cisco Systems, Inc.* .......................                984
    76,000      Juniper Networks, Inc.* ....................              1,914
    74,800      Marvell Technology Group Ltd.* .............              2,845
                                                                   ------------
                                                                          8,780
                TOILETRIES/COSMETICS (0.4%)
    22,700      Chattem, Inc.* .............................                940
                TRUCKING (1.9%)
    74,600      Goodyear Tire & Rubber
                Co. (The)* .................................              1,112
   120,000      Swift Transportation
                Company, Inc.* .............................              2,795
                                                                   ------------
                                                                          3,907
                WIRELESS NETWORKING (2.7%)
    97,200      Itron, Inc.* ...............................              4,343
   118,000      Powerwave Technologies, Inc.* ..............              1,206
                                                                   ------------
                                                                          5,549
                TOTAL COMMON STOCKS
                AND TOTAL INVESTMENT
                SECURITIES (96.5%)
                (Cost $177,892,000) ........................       $    201,324
                                                                   ------------

                                                                       Value
   Principal                                                       (in thousands
    Amount                                                          except per
(in thousands)                                                     share amount)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT (3.2%)
 (including accrued interest)
$    6,600      Collateralized by $5,001,000 U.S.
                  Treasury Bonds, 6.625%,
                  due 2/15/27, with a value of
                  $6,875,000 (with UBS
                  Warburg LLC, 2.75%, dated
                  6/30/05, due 7/1/05,
                  delivery value $6,601,000)................       $      6,601

                TOTAL REPURCHASE
                AGREEMENT
                (Cost $6,601,000) ..........................              6,601
                                                                   ------------
CASH AND OTHER ASSETS IN
   EXCESS OF LIABILITIES (0.3%) ............................                740
                                                                   ------------
NET ASSETS (100.0%) ........................................       $    208,665
                                                                   ------------
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   OUTSTANDING SHARE
   ($208,664,770 [divided by] 14,636,764 shares
   of capital stock outstanding)                                   $      14.26
                                                                   ------------

*  Non-income producing

See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                                       The Value Line Fund, Inc.
Statement of Assets and Liabilities
at June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                       (In thousands
                                                      except per share
                                                          amount)
                                                     -----------------
Assets:
Investment securities, at value
   (Cost -- $177,892) ..........................................   $    201,324
Repurchase agreements
   (Cost -- $6,601) ............................................          6,601
Cash ...........................................................            119
Receivable for securities sold .................................          5,260
Dividends receivable ...........................................             79
Prepaid expenses ...............................................             52
Receivable for capital shares sold .............................              2
                                                                   ------------
     Total Assets ..............................................        213,437
                                                                   ------------
Liabilities:
Payable for securities purchased ...............................          4,509
Payable for capital shares repurchased .........................             27
Accrued expenses:
   Advisory fee ................................................            115
   Service and distribution plan fees ..........................             43
   Other .......................................................             78
                                                                   ------------
     Total Liabilities .........................................          4,772
                                                                   ------------
Net Assets .....................................................   $    208,665
                                                                   ============
Net assets consist of:
Capital stock, at $1.00 par value
   (authorized 50,000,000, outstanding
   14,636,764 shares) ..........................................   $     14,637
Additional paid-in capital .....................................        146,778
Accumulated net investment loss ................................           (555)
Undistributed net realized gain
   on investments ..............................................         24,372
Net unrealized appreciation of investments .....................         23,433
                                                                   ------------
Net Assets .....................................................   $    208,665
                                                                   ============
Net Asset Value, Offering and
   Redemption Price per Outstanding
   Share ($208,664,770 [divided by] 14,636,764
   shares outstanding) .........................................   $      14.26
                                                                   ============





Statement of Operations
for the Six Months Ended June 30, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                                  (In thousands)
                                                                  --------------
Investment Income:
Dividends (Net of foreign withholding
   taxes of $6) ................................................   $        466
Interest .......................................................            125
                                                                   ------------
   Total Income ................................................            591
                                                                   ------------
Expenses:
Advisory fee ...................................................            687
Service and distribution plan fees .............................            255
Transfer agent fees ............................................             72
Auditing and legal fees ........................................             32
Custodian fees .................................................             23
Printing .......................................................             22
Postage ........................................................             19
Directors' fees and expenses ...................................             12
Registration and filing fees ...................................             11
Insurance ......................................................             11
Telephone ......................................................             10
Other ..........................................................              2
                                                                   ------------
   Total Expenses before Custody Credits .......................          1,156
   Less: Custody Credits .......................................             (2)
                                                                   ------------
   Net Expenses ................................................          1,154
                                                                   ------------
Net Investment Loss ............................................           (563)
                                                                   ------------
Net Realized and Unrealized Gain
   on Investments:
   Net Realized Gain ...........................................         14,312
   Change in Net Unrealized
     Appreciation/(Depreciation) ...............................         (8,844)
                                                                   ------------
Net Realized Gain and Change in
   Net Unrealized Appreciation/
   (Depreciation) on Investments ...............................          5,468
                                                                   ------------
Net Increase in Net Assets
   from Operations .............................................   $      4,905
                                                                   ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Fund, Inc.
Statement of Changes in Net Assets for the
Six Months Ended June 30, 2005 (unaudited) and for the Year Ended December 31, 2004
--------------------------------------------------------------------------------

                                                                          Six Months Ended     Year Ended
                                                                           June 30, 2005      December 31,
                                                                            (unaudited)           2004
                                                                         -----------------   -------------
                                                                                  (In thousands)
Operations:
 Net investment loss .................................................       $    (563)        $  (1,185)
 Net realized gain on investments ....................................          14,312            24,093
 Change in net unrealized appreciation/(depreciation) ................          (8,844)              635
                                                                             ---------         ---------
 Net increase in net assets from operations ..........................           4,905            23,543
                                                                             ---------         ---------
Distributions to Shareholders:
 Net realized gain from investment transactions ......................              --           (28,186)
                                                                             ---------         ---------
Capital Share Transactions:
 Proceeds from sale of shares ........................................           4,053             7,470
 Proceeds from reinvestment of distributions to shareholders .........              --            26,514
 Cost of shares repurchased ..........................................         (15,318)          (30,363)
                                                                             ---------         ---------
 Increase from capital share transactions ............................         (11,265)            3,621
                                                                             ---------         ---------
Total Increase/(Decrease) in Net Assets ..............................          (6,360)           (1,022)
Net Assets:
 Beginning of period .................................................         215,025           216,047
                                                                             ---------         ---------
 End of period .......................................................       $ 208,665         $ 215,025
                                                                             =========         =========
Undistributed net investment income/(loss), at end of period .........       $    (555)        $       8
                                                                             =========         =========

See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                                       The Value Line Fund, Inc.
Notes to Financial Statements (unaudited)                          June 30, 2005
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the mid point between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Representations and Indemnifications. In the normal course of business the Fund enters into contract that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

--------------------------------------------------------------------------------

The Value Line Fund, Inc.
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

2. Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                                     Six Months
                                        Ended          Year
                                       June 30,       Ended
                                         2005      December 31,
                                     (unaudited)       2004
                                    ------------- -------------
Shares sold .....................      296           512
Shares issued to
   shareholders in
   reinvestment of dividends
   and distributions ............       --         1,910
                                       ---         -----
                                       296         2,422
Shares repurchased ..............   (1,126)       (2,117)
                                    ------        ------
Net increase/(decrease) .........     (830)          305
                                    ------        ------
Distributions per share from
   net realized gains ...........   $   --        $  2.07
                                    ------        -------

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                      Six Months Ended
                                       June 30, 2005
                                        (unaudited)
                                     -----------------
                                       (in thousands)
PURCHASES:
   Investment Securities .........   $230,646
                                     --------
SALES:
   Investment Securities .........   $240,078
                                     --------

4. Income Taxes (unaudited)

At June 30, 2005, information on the tax components of capital is as follows:

                                                  (in thousands)
                                                 ---------------
Cost of investments for tax purposes .........   $ 184,493
                                                 ---------
Gross tax unrealized appreciation ............   $ 26,102
Gross tax unrealized depreciation ............     (2,670)
                                                 ---------
Net tax unrealized appreciation
   on investments ............................   $ 23,432
                                                 =========

5. Investment Advisory Contract, Management Fees and Transactions With
   Affiliates

An advisory fee of $686,628 was paid or payable to Value Line, Inc., (the "Adviser"), for the six months ended June 30, 2005. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2005, fees amounting to $254,552 were paid or payable to the Distributor under this Plan.

--------------------------------------------------------------------------------
12

                                                       The Value Line Fund, Inc.
                                                                  June 30, 2005
--------------------------------------------------------------------------------

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund.

For the six months ended June 30, 2005, the Fund's expenses were reduced by $2,224 under a custody credit arrangement with the Custodian.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 444,790 shares of the Fund's capital stock, representing 3.04% of the outstanding shares at June 30, 2005. In addition certain officers and directors of the Fund owned 1,532 shares of the Fund, representing .01% of the outstanding shares.

--------------------------------------------------------------------------------

The Value Line Fund, Inc.
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                       Six Months
                                          Ended                              Years Ended December 31,
                                      June 30, 2005    ----------------------------------------------------------------------
                                       (unaudited)        2004           2003           2002           2001           2000
                                       ----------      ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of period   $    13.90      $    14.25     $    13.67     $    18.49     $    21.37     $    26.25
                                       ----------      ----------     ----------     ----------     ----------     ----------
Income (loss) from
 Investment Operations:
 Net investment loss ...............         (.04)           (.08)          (.03)          (.05)          (.04)          (.07)
 Net gains or losses on securities
   (both realized and unrealized) ..          .40            1.80           2.24          (4.64)         (2.70)         (3.95)
                                       ----------      ----------     ----------     ----------     ----------     ----------
 Total from investment operations ..          .36            1.72           2.21          (4.69)         (2.74)         (4.02)
                                       ----------      ----------     ----------     ----------     ----------     ----------
Less distributions:
 Distributions from net
   realized gains ..................           --           (2.07)         (1.63)          (.13)          (.14)          (.86)
                                       ----------      ----------     ----------     ----------     ----------     ----------
Net asset value, end of period .....   $    14.26      $    13.90     $    14.25     $    13.67     $    18.49     $    21.37
                                       ----------      ----------     ----------     ----------     ----------     ----------
Total return .......................         2.59%+         12.09%         16.28%        (25.35)%       (12.82)%       (15.35)%
                                       ----------      ----------     ----------     ----------     ----------     ----------
Ratios/Supplemental Data:
Net assets, end of period
 (in thousands) ....................   $  208,665      $  215,025     $  216,047     $  206,338     $  303,034     $  386,406
Ratio of expenses to average
 net assets (1) ....................         1.14%*          1.13%          1.13%          1.11%          1.04%           .89%
Ratio of net investment loss
 to average net assets .............        (0.56)%*        (0.58)%        (0.19)%        (0.31)%        (0.18)%        (0.27)%
Portfolio turnover rate ............          118%+           297%           129%            33%            45%            17%

(1) Ratio reflect expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.03% for the year ended December 31, 2001, unchanged for the six months ended June 30, 2005 (unaudited), and for the years ended December 31, 2004, 2003, 2002, and 2000.
*   Annualized
+   Not Annualized

See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                                       The Value Line Fund, Inc.
Factors Considered by the Independent Directors
in Approving the Agreement (unaudited)
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that the Fund's Agreement be approved annually by both the Board of Directors (collectively "the Directors") and a majority of the Directors who are not affiliated with Value Line, Inc. the Fund's investment adviser (the "Adviser") (the "Independent Directors") voting separately. The Directors have determined that the terms of the Fund's investment advisory agreement (the "Agreement") are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Directors relied upon the assistance of counsel to the Independent Directors. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the Interested Directors of the Fund and any officers of Value Line.

Both in meetings specifically addressed to renewal of the Agreement and at other meetings during the course of the year, the Directors, including the Independent Directors, received materials relating to the Adviser's investment and management services under the Agreement. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the allocation of the Fund's brokerage, and (vi) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics, and the structure and responsibilities of the Adviser's compliance department.

As part of the review of the Agreement, the Independent Directors requested and the Adviser provided additional information in order to evaluate the quality of the Adviser's services and the reasonableness of the fee under the Agreement. Among other items, this information included data or analyses of (1) management and other fees incurred by a peer group of funds selected by an independent evaluation service (the "Peer Group"), (2) expense ratios for the Fund and the Peer Group, (3) the investment performance for the Fund and its Peer Group, (4) the Adviser's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (5) investment management staffing, and (6) the potential for achieving further economies of scale.

The following summarizes matters considered by the Directors in connection with their renewal of the Agreement. However, the Directors did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Compliance and Investment Performance. The Directors determined that the Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Directors also reviewed the Fund's investment performance, as well as the Fund's performance compared to both the performance of a peer group and the results of an index. The Fund outperformed its Peer Group for the most recent one-year period and the five-year period that ended December 31, 2004. Although the Fund underperformed its Peer Group for the three-year and 10-year periods ended December 31, 2004, and the Directors concluded that the Fund's overall performance supported the continuation of the Agreement.

The Adviser's Personnel and Methods. The Directors reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Directors also engaged in discussions with senior management of the Adviser responsible for investment operations. The Directors

--------------------------------------------------------------------------------

The Value Line Fund, Inc.
Factors Considered by the Independent Directors
in Approving the Agreement (unaudited)
--------------------------------------------------------------------------------

concluded that the Adviser has the quality and depth of personnel and the well-developed methods essential to performing its duties under the Agreement.

Nature and Quality of Other Services. The Directors considered the nature, quality, cost and extent of other services provided to shareholders of the Fund. The Directors also considered the nature and extent of the other services provided by the Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Directors concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

Management Fee and Expenses. The Directors considered the Adviser's fee under the Agreement relative to the management fees charged by the Peer Group. The Fund's management fee and total expenses for the most recent fiscal year were lower than the average fees and expense ratios for the Peer Group. The Directors concluded that the Adviser's fee was reasonable in light of the services and expertise provided to the Fund by the Adviser's management team and the Adviser's proprietary ranking system.

Profitability. The Directors considered the level of the Adviser's profits with respect to the management of the Fund. This consideration included a review of the Adviser's methodology in allocating certain of its costs to the management of each Fund. The Directors concluded that the Adviser's profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Directors noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund.

Other Benefits to the Adviser. The Directors also considered the character and amount of fees paid by the Fund, other than under the Agreement, and by the Fund's shareholders for services provided by the Value Line and affiliates.

Conclusion. The Directors, in light of the Adviser's overall performance, considered it appropriate to continue to retain the management services of the Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Directors concluded that the Agreement with the Fund is fair and reasonable and voted to approve the continuation of the Agreement for another year.

--------------------------------------------------------------------------------
16

                                                       The Value Line Fund, Inc.

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

--------------------------------------------------------------------------------

The Value Line Fund, Inc.
Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              Principal
                                                              Occupation                        Other
                                                Length of     During the                        Directorships
Name, Address, and Age     Position             Time Served   Past 5 Years                      Held by Director
-------------------------- -------------------- ------------- --------------------------------- -----------------
Interested Directors*
---------------------
Jean Bernhard Buttner      Chairman of the      Since 1987    Chairman, President and Chief     Value Line, Inc.
Age 70                     Board of Directors                 Executive Officer of Value Line,
                           and President                      Inc. (the "Adviser") and Value
                                                              Line Publishing, Inc. Chairman
                                                              and President of each of the 15
                                                              Value Line Funds and Value
                                                              Line Securities, Inc. (the
                                                              "Distributor").

Marion N. Ruth             Director             Since 2000    Real Estate Executive:            None
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker).
Age 70

Non-Interested Directors*
-------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic              None
1611 Cold Spring Rd.                                          Search Consultation Service,
Williamstown, MA 01267                                        Inc.; Trustee Emeritus and
Age 81                                                        Chairman (1993-1994) of
                                                              the Board of Trustees of Duke
                                                              University; President Emeritus,
                                                              Williams College.

Frances T. Newton          Director             Since 2000    Customer Support Analyst,         None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 64

Francis C. Oakley          Director             Since 2000    Professor of History,             Berkshire Life
54 Scott Hill Road                                            Williams College, 1961 to         Insurance
Williamstown, MA 01267                                        present. President Emeritus       Company of
Age 74                                                        since 1994 and President,         America
                                                              1985-1994; Chairman
                                                              (1993-1997) and Interim
                                                              President (2002) of the American
                                                              Council of Learned Societies.

--------------------------------------------------------------------------------
18

                                                       The Value Line Fund, Inc.
Management of the Fund
--------------------------------------------------------------------------------

                                                                  Principal
                                                                  Occupation                           Other
                                                    Length of     During the                           Directorships
Name, Address, and Age       Position               Time Served   Past 5 Years                         Held by Director
---------------------------- ---------------------- ------------- ------------------------------------ -------------------
David H. Porter              Director               Since 1997    Visiting Professor of Classics,      None
5 Birch Run Drive                                                 Williams College, since 1999;
Saratoga Springs, NY 12866                                        President Emeritus, Skidmore
Age 69                                                            College since 1999 and President,
                                                                   1987-1998.

Paul Craig Roberts           Director               Since 1987    Chairman, Institute for Political    A. Schulman Inc.
169 Pompano St.                                                   Economy.                             (plastics)
Panama City Beach, FL 32413
Age 66

Nancy-Beth Sheerr            Director               Since 1996    Senior Financial Advisor,            None
1409 Beaumont Drive                                               Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                                since April 1, 2004; Senior
Age 56                                                            Financial Advisor, Hawthorne,
                                                                  2001-2004.

Officers
--------
Bradley Brooks               Vice President         Since 2001    Portfolio Manager with
Age 43                                                            the Adviser.

Stephen E. Grant             Vice President         Since 1997    Portfolio Manager with
Age 51                                                            the Adviser.

David T. Henigson            Vice President,        Since 1994    Director, Vice President and
Age 47                       Secretary and                        Compliance Officer of the
                             Treasurer                            Adviser. Director and Vice
                                                                  President of the Distributor. Vice
                                                                  President, Secretary, Treasurer
                                                                  and Chief Compliance Officer of
                                                                  each of the 14 Value Line Funds.

Howard A. Brecher            Assistant Secretary/   Since 2005    Director, Vice President and
Age 51                       Assistant Treasurer                  Secretary of the Adviser. Director
                                                                  and Vice President of the
                                                                  Distributor.

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
 The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Value Line Fund, Inc.
                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
20

Item 2. Code of Ethics

      N/A

Item 3. Audit Committee Financial Expert.

      N/A

Item 4. Principal Accountant Fees and Services

      N/A

Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

      (a) (1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By     /s/ Jean B. Buttner
       -------------------------------------------------------------------------
       Jean B. Buttner, President

Date:  09/06/2005
       ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Jean B. Buttner
       -------------------------------------------------------------------------
       Jean B. Buttner, President, Principal Executive Officer


By:    /s/ David T. Henigson
       -------------------------------------------------------------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date:  09/06/2005
       ---------------------------